Commitments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitment And Contingencies [Line Items]
Purchase commitments under non-cancellable contracts	$ 2,390
Operating Leases Rent Expense Net	$ 2,037	$ 1,826	$ 1,980